Filed with the Securities and Exchange Commission on October 20, 2015
REGISTRATION NO. 333-184541
INVESTMENT COMPANY ACT NO. 811-07325
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4

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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 8

and

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 157

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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)

213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
 (Address and telephone number of Depositor's principal executive offices)

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J. MICHAEL LOW, ESQ
LEWIS BRISBOIS BISGAARD & SMITH LLP
PHOENIX PLAZA TOWER II, 2929 NORTH CENTRAL AVENUE, SUITE 1700
PHOENIX, ARIZONA 85012
(602) 385-7854
(Name, address and telephone number of agent for service)

COPIES TO:

WILLIAM J. EVERS
VICE PRESIDENT
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-3716

Approximate Date of Proposed Sale to the Public: Continuous

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It is proposed that this filing become effective: (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[   ] on __________ pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[  ] on __________ pursuant to paragraph (a)(i) of Rule 485

[  ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[  ] on______ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

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PART A

PRUCO LIFE INSURANCE COMPANY

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL DEFINED INCOME (PDI) VARIABLE ANNUITY

Supplement dated February 16, 2016,
to Prospectus dated April 27, 2015

This Prospectus Supplement (this “Supplement”) should be read and retained with your Prospectus for the Prudential Defined Income (“PDI”) Variable Annuity.  Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and SAIs.  If you would like another copy of the current prospectus, please call us at 1-888-PRU-2888, or visit www.prudentialannuities.com.

We are issuing this Supplement to offer an optional benefit called the Premium Return Guarantee. The optional benefit described in this Supplement is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Throughout this Supplement, we revise certain sections of the April 27, 2015 Prospectus, and we indicate in this Supplement the section of your Prospectus that is being revised. Please refer to this Supplement, in conjunction with that section of your Prospectus.

A.	The “GLOSSARY OF TERMS” section of your Prospectus is revised to include the following entries.

Premium Return Guarantee Eligibility Date: The seventh anniversary of the most recent Purchase Payment, which is the first day on which the Contingent Deferred Sales Charges no longer apply. This is the earliest date the Premium Return Guarantee can be exercised.

Premium Return Guarantee Amount: The minimum amount available upon your full surrender of the Annuity on or after the Premium Return Guarantee Eligibility Date if you have elected the Premium Return Guarantee benefit. Initially, this is an amount equal to Account Value on the Issue Date of the Annuity. Thereafter, on each Valuation Date, the Premium Return Guarantee Amount is increased by the amount of any additional Purchase Payment (decreased by any applicable fees or tax charges) allocated to the Annuity on that day, and reduced for any Withdrawals or Tax Efficient Annuity Payments taken on that day.

B.	The “SUMMARY OF CONTRACT FEES AND CHARGES” section of your Prospectus is revised to include the following “Optional Benefit” table after the “Annualized Insurance Fees/Charges” table.

Optional Benefit
(assessed daily as a percentage of the Sub-account)	Annualized Charge
Premium Return Guarantee	[To Be Filed By Amendment]%

C.	The “EXPENSE EXAMPLES” section of your Prospectus is revised to include the following additional Expense Example before “ACCUMULATION UNIT VALUES.”

Expense Examples If Premium Return Guarantee Is Elected

The examples also assume the following for the period shown:
▪	Investment of Account Value in the Sub-account, with the total operating expenses (before any fee waiver or expense reimbursement) remaining the same each year.
▪	You elect Premium Return Guarantee.
▪	The Maximum Premium Return Guarantee Fee applies.
▪	No tax charge applies.
▪	You make no withdrawals of your Account Value.

Amounts shown in the examples are rounded to the nearest dollar.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIO.

If you surrender your Annuity at the end of the applicable time period:

1 yr	3 yrs	5 yrs	10 yrs
[To be filed by amendment]	[To be filed by amendment]	[To be filed by amendment]	[To be filed by amendment]

If you do not surrender your Annuity, or if you annuitize your Annuity:

1 yr	3 yrs	5 yrs	10 yrs
[To be filed by amendment]	[To be filed by amendment]	[To be filed by amendment]	[To be filed by amendment]

D.	The following section is added to your Prospectus.

PREMIUM RETURN GUARANTEE

The Premium Return Guarantee provides that, subject to the terms of the benefit, upon surrender of the Annuity on or after the Premium Return Guarantee Eligibility Date, you will receive the greater of: (a) the Surrender Value; and (b) Premium Return Guarantee Amount (described below). The Premium Return Guarantee also provides for the continuation of the Annuity’s Death Benefit even if your Account Value is reduced to zero, subject to the terms of the benefit.  The Premium Return Guarantee is an optional benefit available for an additional fee and must be elected at the time you purchase your Annuity. It cannot be added after your Annuity has been issued. Also, if you elect the Premium Return Guarantee, you will not have the ability to terminate the benefit. Instead, the Premium Return Guarantee will terminate only upon specified events (see “Termination of Benefit,” below).

To make your Prospectus easier to read, we sometimes use different labels than are used in the Annuity. This is illustrated below. Although we use different labels, they have the same meaning in your Prospectus as in the Annuity.

Annuity	Prospectus
Surrender Value Benefit	Premium Return Guarantee
Surrender Value Benefit Eligibility Date	Premium Return Guarantee Eligibility Date
Surrender Value Benefit Amount	Premium Return Guarantee Amount

Electing the Premium Return Guarantee

When you purchase the Annuity, you must make a permanent decision whether you wish to elect the Premium Return Guarantee. As noted above, the benefit cannot be added after your Annuity has been issued. In order to elect the Premium Return Guarantee, you (and any Spousal Designated Life) must be at least [TO BE FILED BY AMENDMENT] years old. It is important to note that you cannot terminate the Premium Return Guarantee after the Annuity has been issued. The Premium Return Guarantee is available for both non-qualified and qualified annuities.

This benefit may be appropriate if you plan to hold the Annuity until at least the Premium Return Guarantee Eligibility Date (the date on which the Contingent Deferred Sales Charges no longer apply), but want the option of surrendering the Annuity after such date without the performance of the Sub-account impacting the amount paid to you. This benefit may also be appropriate if you are concerned about the impact of the performance of the Sub-account on the amount that could be available to your Beneficiary(ies) in the event of your death.

It is important to note that the Premium Return Guarantee will provide no additional benefit under the Annuity if: (a) you surrender the Annuity before the Premium Return Guarantee Eligibility Date; (b) you do not surrender the Annuity; or (c) you die before your Account Value is reduced to zero due to withdrawals or performance of the Sub-account. Also, if your Account Value is reduced to zero due to withdrawals, negative performance of the Sub-account, or a combination of both, the Premium Return Guarantee Amount will equal zero. This means that if you surrender your Annuity after your Account Value is reduced to zero, you would not receive any benefit as a result of the Premium Return Guarantee.

The Premium Return Guarantee is available on a Single or Spousal basis. The Single version allows the Owner to exercise this benefit. The Spousal version of this benefit allows either of the Designated Lives to exercise this benefit, including a Remaining Designated Life. The Spousal version of the benefit is only available if you have elected the Spousal version of the Defined Income Benefit. This means that if you elect the Single version of the Defined Income Benefit, you will not be able to elect the Spousal version of the Premium Return Guarantee. In limited circumstances, though, a spouse who is not a Remaining Designated Life may be able to continue this benefit. See “Spousal Continuation” later in this section.

Return of Premium Guarantee

The Premium Return Guarantee may only be exercised on or after the Premium Return Guarantee Eligibility Date. The Premium Return Guarantee Eligibility Date is the seventh anniversary of the most recent Purchase Payment, which is the first day on which the Contingent Deferred Sales Charges no longer apply. This means that you will have to wait longer to exercise this benefit if you make additional Purchase Payments.  For example, if the Issue Date of your Annuity is June 1, 2016, your initial Premium Return Guarantee Eligibility Date will be June 1, 2023. If you then make an additional Purchase Payment on May 1, 2017, your new Premium Return Guarantee Eligibility Date will be May 1, 2024. Because you may only make additional Purchase Payments during the first Annuity Year, your Premium Return Guarantee Eligibility Date will never be more than eight years after your Issue Date.

It is important to note that if you choose to surrender the Annuity prior to the Premium Return Guarantee Eligibility Date, the Premium Return Guarantee does not provide any benefit and you will receive only the Surrender Value.

On or after the Premium Return Guarantee Eligibility Date, the Premium Return Guarantee gives you the ability to fully surrender the Annuity in exchange for the greater of: (a) the Surrender Value; and (b) the Premium Return Guarantee Amount. Initially, the Premium Return Guarantee Amount is an amount equal to the Purchase Payments on the Issue Date. Thereafter, on each Valuation Day, the Premium Return Guarantee Amount is increased by the amount of any additional Purchase Payments (decreased by any applicable fees or tax charges) allocated to the Annuity on that day, and reduced for any withdrawal(s) or Tax Efficient Annuity Payments taken on that day. The Premium Return Guarantee Amount is separate from your Account Value. Your Account Value is not guaranteed, can fluctuate and may lose value. If your Account Value is reduced to zero due to withdrawals, negative performance of the Sub-account, or a combination of both, the Premium Return Guarantee Amount will also equal zero. This means that the Premium Return Guarantee will not provide any benefit to you if you surrender your Annuity after your Account Value equals zero.

Example of Premium Return Guarantee Amount

Examples of the calculation of the Premium Return Guarantee Amount are set forth below. The values shown here are purely hypothetical, and do not reflect the charge for the Premium Return Guarantee or any other fees and charges under the Annuity. Assume the following for all three examples:
▪	your initial Account Value is $100,000;
▪	your initial Premium Return Guarantee Amount is $100,000; and
▪	your Guaranteed Income Amount is $5,000.

If your Account Value declines to $50,000 due to negative performance of the Sub-account and you take nine annual payments of Guaranteed Income Amount, your Account Value would be $5,000 ($100,000 – ($50,000 (due to performance) + $45,000 (9 x $5,000))) and your Premium Return Guarantee Amount would be $55,000 ($100,000 - $45,000 (withdrawals)). If you then surrendered your Annuity, you would receive $55,000.

If instead, you take ten annual Guaranteed Income Amount Payments of $5,000, your Account Value and Premium Return Guarantee Amount would both be zero and the Premium Return Guarantee would not provide any benefit if you surrendered your Annuity.

Impact of Withdrawals on the Premium Return Guarantee Amount

The impact a withdrawal will have on the Premium Return Guarantee Amount depends on the type and amount of withdrawal.

Lifetime Withdrawals that do not exceed the Guaranteed Income Amount and Tax Efficient Annuity Payments reduce the remaining Premium Return Guarantee Amount by the amount of the Lifetime Withdrawal (on a “dollar-for-dollar” basis). However, all or any portion of a Lifetime Withdrawal that causes cumulative Lifetime Withdrawals in any Annuity Year to exceed the Guaranteed Income Amount is considered Excess Income, which proportionally reduces the Premium Return Guarantee Amount.  This proportional reduction is calculated by multiplying the Premium Return Guarantee Amount by the ratio of the Excess Income to the Account Value immediately after the withdrawal of any Guaranteed Income Amount and prior to the withdrawal of the Excess Income (even if both withdrawals occurred in the same day or as one withdrawal request).

In addition, any Non-Lifetime Withdrawals will proportionally reduce the Premium Return Guarantee Amount. This proportional reduction is calculated by multiplying the ratio of the Non-Lifetime Withdrawal to the Account Value immediately prior to the Non-Lifetime Withdrawal.

Examples of dollar-for-dollar and proportional reductions are set forth below. The values shown here are purely hypothetical, and do not reflect the charge for the Premium Return Guarantee or any other fees and charges under the Annuity. Assume the following for all three examples:
▪	your Account Value is $80,000;
▪	your Premium Return Guarantee Amount is $100,000; and
▪	your Guaranteed Income Amount is $2,000.

Example of dollar-for-dollar reduction

If you take a Lifetime Withdrawal (or Tax Efficient Annuity Payment) of $2,000, your new Premium Return Guarantee Amount is $98,000 ($100,000 - $2,000) and your new Account Value is $78,000.

Example of proportional reduction due to withdrawal of Excess Income

If instead you take a Lifetime Withdrawal of $5,000, your Premium Return Guarantee Amount is first reduced on a dollar-for-dollar basis by the amount of the Guaranteed Income Amount ($100,000 - $2,000 = $98,000). Your Premium Return Guarantee Amount is then further reduced due to the Excess Income as follows:
▪	first we determine the ratio of Excess Income ($3,000) to the Account Value immediately after the withdrawal of the Guaranteed Income Amount ($3,000/$78,000 = 0.03846);
▪	next we multiply that ratio by the Premium Return Guarantee Amount (0.03846 x $98,000 = $3,769);
▪	finally we subtract that amount from the Premium Return Guarantee Amount ($98,000 - $3,769 = $94,231). This is your new Premium Return Guarantee Amount.

Example of proportional reduction due to Non-Lifetime Withdrawal

If instead you take a Non-Lifetime Withdrawal of $5,000, your Premium Return Guarantee Amount is reduced as follows:
▪	first we determine the ratio of the Non-Lifetime Withdrawal to the Account Value immediately prior to the Non-Lifetime Withdrawal ($5,000/$80,000 = 0.0625);
▪	then we multiply that ratio by the Premium Return Guarantee Amount (0.0625 x $100,000 = $6,250);
▪	finally we subtract that amount from the Premium Return Guarantee Amount ($100,000 - $6,250 = $93,750). This is your new Premium Return Guarantee Amount.

Death Benefit under the Premium Return Guarantee

If you have elected the Premium Return Guarantee, the Death Benefit available under the Annuity may continue even if your Account Value is reduced to zero unless it does so due to a withdrawal of Excess Income. We will continue to calculate the Return of Purchase Payments Amount as the value available upon the death of the Single Designated Life or the Remaining Designated Life as described in “Death Benefit” in your Prospectus. Because the Return of Adjusted Purchase Amount is reduced by the effect of withdrawals or Tax Efficient Annuity Payments, the death benefit remaining after your Account Value is reduced to zero will provide only an amount that reflects the negative performance of the Sub-account.

Example of Death Benefit
An example of the Death Benefit is set forth below. The values shown here are purely hypothetical, and do not reflect the charge for the Premium Return Guarantee or any other fees and charges under the Annuity. For this example, assume the following:
▪	your Purchase Payment and Account Value at the time the Annuity was issued was $100,000;
▪	your Guaranteed Income Amount was $5,000;
▪	you took annual withdrawals of $5,000 for 16 years resulting in cumulative withdrawals of $80,000
Your Death Benefit would be $20,000, even if your Account Value had declined to zero due to the performance of the Sub-account.

Spousal Continuation under the Premium Return Guarantee

If you have elected the Premium Return Guarantee with a Single Designated Life, and a Spouse decides to continue the Annuity, this benefit will terminate. If you have elected the Premium Return Guarantee with a Spousal Designated Life, and a Spouse who is the Remaining Designated Life decides to continue the Annuity, this benefit will continue.

Premium Return Guarantee Charge

The charge for the Premium Return Guarantee is indicated in “Summary of Fees and Charges” earlier in this Supplement. The Premium Return Guarantee is not revocable. However, if the Premium Return Guarantee terminates according to the terms of the benefit, then the charge for the Premium Return Guarantee will no longer be assessed. We will not refund any charges you have paid.

Termination of the Premium Return Guarantee

Once you have elected the Premium Return Guarantee, you cannot cancel the benefit. Instead, the benefit will terminate upon the earliest of the following to occur:
▪	full surrender or termination of the Annuity;
▪	traditional annuitization (the Premium Return Guarantee continues, however, upon Tax Efficient Income election);
▪	you elect to receive the Premium Return Guarantee Amount;
▪	the Premium Return Guarantee Amount is reduced to zero due to withdrawals;
▪	the Account Value reaches zero as the result of an Excess Withdrawal; and
▪
we process a request to change the Annuitant, Owner of Beneficiary in certain situations that would cause determination, as discussed in the “Change of Owner, Annuitant, and Beneficiary Designations” section of your Prospectus (subject to state law – please see Appendix B for Special Contract Provisions for Annuities Issues in Certain States).

If the Premium Return Guarantee terminates, you will lose all guarantees provided by the benefit and you will not be able to later re-elect it. We will cease to deduct the Premium Return Guarantee charge after the benefit terminates. However we will not refund any Premium Return Guarantee charges previously assessed.

E.	Appendix B of your Prospectus is amended to include the following information.

California: In the “Defined Income Benefit” and “Premium Return Guarantee” sections of your Prospectus, a change of Annuitant, Owner or Beneficiary will not terminate the benefit.

PART B

STATEMENT OF ADDITIONAL INFORMATION

April 27, 2015, as supplemented ________, 201__

PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

VARIABLE ANNUITY CONTRACTS

The Prudential Defined Income Variable Annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). The Annuity is purchased by making an initial purchase payment of $25,000 or more. Subject to certain restrictions, you can make additional purchase payments of not less than $100 at any time during the accumulation phase.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prudential Defined Income Variable Annuity prospectus dated April 27, 2015, as supplemented ________, 201__. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

TABLE OF CONTENTS

PAGE

Company	2
Experts	2
Principal Underwriter	2
Payments Made to Promote Sale of Our Products	2
Cyber Security Risk	3
Determination of Accumulation Unit Values	3
Historical Income Growth Rates and Income Percentages	5
Separate Account Financial Information	A1
Company Financial Information	B1
Pruco Life Insurance Company of New Jersey 213 Washington Street Newark, NY 07102-2992	Prudential Annuity Service Center P.O. Box 7960 Philadelphia, PA 19176 Newark, NY 07102-2992 Telephone: (888) Pru-2888

COMPANY

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.

Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

EXPERTS

[TO BE FILED BY AMENDMENT]

PRINCIPAL UNDERWRITER

Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

With respect to all individual annuities issued by Pruco Life of New Jersey, PAD received commissions of $81,734,930, $75,673,069 and $106,497,788 in 2014, 2013, and 2012, respectively. PAD retained none of those commissions.

As discussed in the prospectus, Pruco Life of New Jersey pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life of New Jersey may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuity has been in effect.

PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may enter into marketing service agreements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on each Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays to registered broker-dealers and firms which are broadly defined as follows:
▪
 Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life of New Jersey products that were sold through the firm.

▪
 Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life of New Jersey annuity products sold through the firm.

▪	Fixed payments: These types of payments are made directly to or in sponsorship of the firm.

Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

The list in the prospectus includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2014) received payment with respect to annuity business during 2014 (or as to which a payment amount was accrued during 2014). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2014, the least amount paid, and greatest amount paid, were $25.00 and $9,079,316.06, respectively.

CYBER SECURITY RISK

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life of New Jersey is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.

Cyber security failures or breaches that could impact Pruco Life of New Jersey and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Pruco Life of New Jersey.  Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity.  Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life of New Jersey, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life of New Jersey may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life of New Jersey in enhancing and upgrading computer systems and systems security following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although Pruco Life of New Jersey, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against.  Furthermore, Pruco Life of New Jersey cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less, (c) where:

(a) is the net result of:

(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus

(2) any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(b) is the net result of:

(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus

(2) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(c) is the Insurance Charge and any applicable charge assessed against a Sub-account for any Rider attached to this Annuity corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

HISTORICAL INCOME GROWTH RATES AND INCOME PERCENTAGES

The rates below apply for applications signed between October 15, 2015 and November 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after November 15, 2015.  Also, it is possible for a new Rate Sheet Prospectus Supplement to be filed prior to November 14, 2015, which would supersede this Supplement. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
INCOME GROWTH RATE:
5.50%

Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between September 15, 2015 and October 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after October 15, 2015.  Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between August 15, 2015 and September 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after September 15, 2015.  Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between July 15, 2015 and August 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after August 15, 2015.  Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between June 15, 2015 and July 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after July 15, 2015.  Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between May 15, 2015 and June 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after June 15, 2015.  Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between April 27, 2015 and May 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after May 15, 2015.  Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between April 15, 2015 and April 26, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after April 27, 2015.   Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
5.50%

Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MARCH 15, 2015 AND APRIL 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after APRIL 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
5.50%

INCOME PERCENTAGES

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN FEBRUARY 15, 2015 AND MARCH 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after MARCH 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates:
INCOME GROWTH RATE:
5.50%

INCOME PERCENTAGES

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JANUARY 15, 2015 AND FEBRUARY 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after FEBRUARY 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates:
INCOME GROWTH RATE:
5.50%

INCOME PERCENTAGES

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MAY 15, 2014 AND JANUARY 14, 2015.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after JANUARY 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates:

INCOME GROWTH RATE:
5.50%

INCOME PERCENTAGES

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN FEBRUARY 15, 2014 AND MAY 14, 2014.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after MAY 15, 2014. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates:

INCOME GROWTH RATE:
6.00%

INCOME PERCENTAGES

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.40%	2.90%	66	5.95%	5.45%
46	3.55%	3.05%	67	6.00%	5.50%
47	3.65%	3.15%	68	6.05%	5.55%
48	3.80%	3.30%	69	6.10%	5.60%
49	3.95%	3.45%	70	6.15%	5.65%
50	4.05%	3.55%	71	6.20%	5.70%
51	4.20%	3.70%	72	6.25%	5.75%
52	4.35%	3.85%	73	6.30%	5.80%
53	4.45%	3.95%	74	6.35%	5.85%
54	4.60%	4.10%	75	6.40%	5.90%
55	4.75%	4.25%	76	6.50%	6.00%
56	4.85%	4.35%	77	6.60%	6.10%
57	5.00%	4.50%	78	6.70%	6.20%
58	5.15%	4.65%	79	6.80%	6.30%
59	5.25%	4.75%	80	6.90%	6.40%
60	5.40%	4.90%	81	7.00%	6.50%
61	5.50%	5.00%	82	7.10%	6.60%
62	5.60%	5.10%	83	7.20%	6.70%
63	5.70%	5.20%	84	7.30%	6.80%
64	5.80%	5.30%	85+	7.40%	6.90%
65	5.90%	5.40%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN OCTOBER 15, 2013 AND FEBRUARY 14, 2014.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after FEBRUARY 15, 2014. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
6.00%

INCOME PERCENTAGES

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.50%	3.00%	66	6.05%	5.55%
46	3.65%	3.15%	67	6.10%	5.60%
47	3.75%	3.25%	68	6.15%	5.65%
48	3.90%	3.40%	69	6.20%	5.70%
49	4.05%	3.55%	70	6.25%	5.75%
50	4.15%	3.65%	71	6.30%	5.80%
51	4.30%	3.80%	72	6.35%	5.85%
52	4.45%	3.95%	73	6.40%	5.90%
53	4.55%	4.05%	74	6.45%	5.95%
54	4.70%	4.20%	75	6.50%	6.00%
55	4.85%	4.35%	76	6.60%	6.10%
56	4.95%	4.45%	77	6.70%	6.20%
57	5.10%	4.60%	78	6.80%	6.30%
58	5.25%	4.75%	79	6.90%	6.40%
59	5.35%	4.90%	80	7.00%	6.50%
60	5.50%	5.00%	81	7.10%	6.60%
61	5.60%	5.10%	82	7.20%	6.70%
62	5.70%	5.20%	83	7.30%	6.80%
63	5.80%	5.30%	84	7.40%	6.90%
64	5.90%	5.40%	85+	7.50%	7.00%
65	6.00%	5.50%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN SEPTEMBER 1, 2013 AND OCTOBER 14, 2013.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after October 15, 2013. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
6.00%

INCOME PERCENTAGES

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.35%	2.85%	66	5.90%	5.40%
46	3.50%	3.00%	67	5.95%	5.45%
47	3.60%	3.10%	68	6.00%	5.50%
48	3.75%	3.25%	69	6.05%	5.55%
49	3.90%	3.40%	70	6.10%	5.60%
50	4.00%	3.50%	71	6.15%	5.65%
51	4.15%	3.65%	72	6.20%	5.70%
52	4.30%	3.80%	73	6.25%	5.75%
53	4.40%	3.90%	74	6.30%	5.80%
54	4.55%	4.05%	75	6.35%	5.85%
55	4.70%	4.20%	76	6.45%	5.95%
56	4.80%	4.30%	77	6.55%	6.05%
57	4.95%	4.45%	78	6.65%	6.15%
58	5.10%	4.60%	79	6.75%	6.25%
59	5.20%	4.70%	80	6.85%	6.35%
60	5.35%	4.85%	81	6.95%	6.45%
61	5.45%	4.95%	82	7.05%	6.55%
62	5.55%	5.05%	83	7.15%	6.65%
63	5.65%	5.15%	84	7.25%	6.75%
64	5.75%	5.25%	85+	7.35%	6.85%
65	5.85%	5.35%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JULY 15, 2013 AND AUGUST 31, 2013.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after SEPTEMBER 1, 2013. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
6.00%

INCOME PERCENTAGES

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.15%	2.65%	66	5.70%	5.20%
46	3.30%	2.80%	67	5.75%	5.25%
47	3.40%	2.90%	68	5.80%	5.30%
48	3.55%	3.05%	69	5.85%	5.35%
49	3.70%	3.20%	70	5.90%	5.40%
50	3.80%	3.30%	71	5.95%	5.45%
51	3.95%	3.45%	72	6.00%	5.50%
52	4.10%	3.60%	73	6.05%	5.55%
53	4.20%	3.70%	74	6.10%	5.60%
54	4.35%	3.85%	75	6.15%	5.65%
55	4.50%	4.00%	76	6.25%	5.75%
56	4.60%	4.10%	77	6.35%	5.85%
57	4.75%	4.25%	78	6.45%	5.95%
58	4.90%	4.40%	79	6.55%	6.05%
59	5.00%	4.50%	80	6.65%	6.15%
60	5.15%	4.65%	81	6.75%	6.25%
61	5.25%	4.75%	82	6.85%	6.35%
62	5.35%	4.85%	83	6.95%	6.45%
63	5.45%	4.95%	84	7.05%	6.55%
64	5.55%	5.05%	85+	7.15%	6.65%
65	5.65%	5.15%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JUNE 17, 2013 AND JULY 14, 2013.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after JULY 15, 2013. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
5.50%

INCOME PERCENTAGES

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.00%	2.50%	66	5.55%	5.05%
46	3.15%	2.65%	67	5.60%	5.10%
47	3.25%	2.75%	68	5.65%	5.15%
48	3.40%	2.90%	69	5.70%	5.20%
49	3.55%	3.05%	70	5.75%	5.25%
50	3.65%	3.15%	71	5.80%	5.30%
51	3.80%	3.30%	72	5.85%	5.35%
52	3.95%	3.45%	73	5.90%	5.40%
53	4.05%	3.55%	74	5.95%	5.45%
54	4.20%	3.70%	75	6.00%	5.50%
55	4.35%	3.85%	76	6.10%	5.60%
56	4.45%	3.95%	77	6.20%	5.70%
57	4.60%	4.10%	78	6.30%	5.80%
58	4.75%	4.25%	79	6.40%	5.90%
59	4.85%	4.35%	80	6.50%	6.00%
60	5.00%	4.50%	81	6.60%	6.10%
61	5.10%	4.60%	82	6.70%	6.20%
62	5.20%	4.70%	83	6.80%	6.30%
63	5.30%	4.80%	84	6.90%	6.40%
64	5.40%	4.90%	85+	7.00%	6.0%
65	5.50%	5.00%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MAY 1, 2013 AND JUNE 16, 2013.

The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after JUNE 17, 2013. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
5.50%

INCOME PERCENTAGES

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.00%	2.50%	66	5.10%	4.60%
46	3.10%	2.60%	67	5.20%	4.70%
47	3.20%	2.70%	68	5.30%	4.80%
48	3.30%	2.80%	69	5.40%	4.90%
49	3.40%	2.90%	70	5.50%	5.00%
50	3.50%	3.00%	71	5.60%	5.10%
51	3.60%	3.10%	72	5.70%	5.20%
52	3.70%	3.20%	73	5.80%	5.30%
53	3.80%	3.30%	74	5.90%	5.40%
54	3.90%	3.40%	75	600%	5.50%
55	4.00%	3.50%	76	6.10%	5.60%
56	4.10%	3.60%	77	6.20%	5.70%
57	4.20%	3.70%	78	6.30%	5.80%
58	4.30%	3.80%	79	6.40%	5.90%
59	4.40%	3.90%	80	6.50%	6.00%
60	4.50%	4.00%	81	6.60%	6.10%
61	4.60%	4.10%	82	6.70%	6.20%
62	4.70%	4.20%	83	6.80%	6.30%
63	4.80%	4.30%	84	6.90%	6.40%
64	4.90%	4.40%	85+	7.00%	6.00%
65	5.00%	4.50%

Separate Account Financial Information

Appendix A

[TO BE FILED BY AMENDMENT]

A-

Company Financial Information

Appendix B

[TO BE FILED BY AMENDMENT]

B-

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

(1) Financial Statements of the Sub-accounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) [to be filed by amendment].

(2) Consolidated Financial Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries [to be filed by amendment].

(b) Exhibits:

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 2)

(2)Agreements for custody of securities and similar investments--Not Applicable.

(3) (a) Distribution and Principal Underwriting Agreement by and among Pruco Life Insurance Company (Depositor) and Prudential Annuities Distributors, Inc. "PAD" (Underwriter). (Note 3)

(b) (1) Specimen Affiliated Insurer Amendment to Selling Agreement. (Note 6)

(b) (2) List of Broker Dealers selling under Original Selling Agreement. (Note 8)

(b) (3) List of Broker Dealers that executed Amendment to Selling Agreement. (Note 8)

(4)(a) Specimen Variable Annuity Contract (including schedule pages) (P-BBND(2/13)).(Note 11)

(4)(b) Specimen Lifetime Income with Death Benefit Rider (P-RID-LI-DB(2/16)). (To be filed by amendment)

(4)(c) Specimen Medically Related Surrender Endorsement (P-END-MRS(2/13)). (Note 11)

(4)(d) Specimen Individual Retirement Annuity Endorsement P-END-IRA (2/10). (Note 10)

(4)(e) Specimen Roth Individual Retirement Annuity Endorsement P-END-ROTH (2/10). (Note 10)

(4)(f) Specimen Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN (2/10). (Note 10)

(4)(g) Specimen Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN (2/10). (Note 10)

(4)(h) Specimen 403(b) Annuity Endorsement (P-END-403 (2/10). (Note 10)

(4)(i) Amendatory Tax Endorsement (Note 13).

(5) Application for Variable Annuity Contract (P-BBND-APP (2/13)). (Note 11)

(6)   (a) Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 4)

(b) By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 5)

(7) Copy of Contract of reinsurance in connection with Variable Annuity Contracts. Not Applicable.

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

   (a) Copy of AST Fund Participation Agreement. (Note 6)

   (b) Shareholder Information Agreement (Sample Rule 22C-2) (Note 7)

   (c) Amendment to Participation Agreement (Note 13)

(9) Opinion of Counsel. (Note 11)

(10) Written Consent of Independent Registered Public Accounting Firm. (Note 1 – To be filed by amendment)

(11) All financial statements omitted from Item 23, Financial Statements—Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13) Powers of Attorney:

(a) Yanela C. Frias (Note 14)

(b) Bernard J. Jacob (Note 14)

(c) Robert F. O'Donnell (Note 12)

(d) Richard F. Lambert (Note 14)

(e) Kent D. Sluyter (Note 14)

(f) John Chieffo (Note 14)

(g) Kenneth Y. Tanji (Note 14)

(Note 1) Filed herewith.

(Note 2) Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account .

(Note 4) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5) Incorporated by reference to Form 10-Q, as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(Note 6) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 3, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 7) Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-130989, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 8) Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 19, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 10) Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 11) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-184541, filed January 31, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 12) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4, Registration No. 333-184541, filed January 22, 2015 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 13) Incorporated by reference to Post-Effective Amendment No.1 to Form N-4, Registration Statement No.333-184541, filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 14) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4, Registration No. 333-184541, filed April 8, 2015 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS,

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Yanela C. Frias 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Theresa M. Dziedzic 751 Broad Street Newark, New Jersey 07102-3714	Senior Vice President, Chief Actuary, and Appointed Actuary
Bernard J. Jacob 751 Broad Street Newark, New Jersey 07102-3714	Director
Richard F. Lambert 751 Broad Street Newark, New Jersey 07102-3714	Director
James M. O’Connor 751 Broad Street Newark, New Jersey 07102-3714	Senior Vice President and Actuary
Robert F. O’Donnell One Corporate Drive Shelton, Connecticut 06484-6208	Director, Chief Executive Officer, and President
Kent D. Sluyter 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Kenneth Y. Tanji 751 Broad Street Newark, New Jersey 07102-3714	Director and Treasurer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable AnnuityContract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 20, 2015, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS: As of August 31, 2015, there were 16,573 Qualified contract owners and 9,669 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION:

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS:

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

Rodney R. Allain One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Rodney Branch One Corporate Drive Shelton, Connecticut 06484-6208	Director
Wayne Chopus One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Director
Yanela C. Frias 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dawn M. LeBlanc One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Steven P. Marenakos One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Timothy S. Cronin One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Chief Operating Officer and Vice President
Mark Livesay One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
John D. Rosero 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Secretary and Chief Legal Officer
Elizabeth Marin 751 Broad Street Newark, New Jersey 07102-3714	Treasurer
Steven Weinreb Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Michael B. McCauley One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Chief Compliance Officer
Patricia L. Kelley 751 Broad Street Newark, New Jersey 07102-3714	Vice President
Andrew A. Morawiec One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
William D. Wilcox 280 Trumbull Street Hartford, Connecticut 06103-3509	Vice President
Richard W. Kinville 751 Broad Street Newark, New Jersey 07102-3714	AML Officer

ITEM 29. PRINCIPAL UNDERWRITERS:

(c) Commissions received by PAD during 2014 with respect to all individual annuities issued by Pruco Life.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$773,337,473	$-0-	$-0-	$-0-

* PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 20th day of October 2015.

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT

BY: PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

/s/ Robert F. O'Donnell*
-------------------------------
Robert F. O'Donnell
President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:  /s/ Robert F. O'Donnell*
     ------------------------------
     Robert F. O'Donnell
     President and Chief Executive Officer

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/ Robert F. O’Donnell* Robert F. O’Donnell	Director, President and Chief Executive Officer	October 20, 2015
Yanela C. Frias* Yanela C. Frias	Chief Financial Officer, Chief Accounting Officer, Vice President and Director (Principal Accounting Officer)	October 20, 2015
John Chieffo* John Chieffo	Director	October 20, 2015
Kenneth Y. Tanji* Kenneth Y. Tanji	Director	October 20, 2015
Bernard J. Jacob* Bernard J. Jacob	Director	October 20, 2015
Richard F. Lambert* Richard F. Lambert	Director	October 20, 2015
Kent D. Sluyter* Kent D. Sluyter	Director	October 20, 2015

By:  /s/ William J. Evers
     ------------------------------
     William J. Evers

* Executed by William J. Evers on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS